Convertible Loan - Schedule of convertible loan (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Debt Instrument [Line Items]
Less: current portion	$ (1,436)	$ (1,871)
Convertible Loan [Member] | Liability Component [Member]
Debt Instrument [Line Items]
Balance, beginning of period	1,871	3,554
Principal payment	(750)	(3,000)
Interest payment	(66)	(337)
Accretion and interest	381	1,654
Balance, end of period	1,436	1,871
Less: current portion	(1,436)
Non-current portion	0
Convertible Loan [Member] | Derivative Component [Member]
Debt Instrument [Line Items]
Balance, beginning of period	0	120
Reclassification to equity	(120)	(120)
Balance, end of period	$ 0	$ 0